Events after balance sheet date (Details)			12 Months Ended
	Mar. 19, 2021 EUR (€) EquityInstruments € / shares shares	Jan. 04, 2021 EUR (€)	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments	Dec. 31, 2018 EquityInstruments
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised			744,965	754,605	567,270
Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	99,814
Average exercise price warrants | € / shares	€ 22.62
Increase to share capital and issuance premium due to warrants issued | €	€ 2,258,042.82
Number of shares issued | shares	99,814
Closing share price | € / shares	€ 68.48
Fee-for-service business (held for sale)
Disclosure of non-adjusting events after reporting period [line items]
Total consideration received | €		€ (37,100,000)
CEO [member] | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	41,874
Members of Executive Committee [member] | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	10,000
Members of Board of Directors [member] | Exercise of Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercised	5,040